STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 11. STOCK-BASED COMPENSATION

As of September 30, 2024, the Company had an active stock-based incentive compensation plan and an employee stock purchase plan: the 2022 Equity Incentive Plan (the “2022 Plan”) and the 2022 Employee Stock Purchase Plan (the “ESPP”). All new equity compensation grants are issued under these two plans; however, outstanding awards previously issued under inactive plans will continue to vest and remain exercisable in accordance with the terms of the respective plans.

The 2022 Plan provides for the grant of stock and stock-based awards including stock options, restricted stock, restricted stock units, performance awards, and stock appreciation rights. As of September 30, 2024, there are approximately 67,000 shares available for grant under the 2022 Plan and approximately 10,000 shares available for grant under the ESPP.

Stock-Based Compensation Expense

Total stock-based compensation expense recognized in the Company’s condensed consolidated statements of operations and comprehensive loss is classified as follows:

	Three Months Ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Cost of revenue	$118,774	$167,899	$364,286	$522,627
Research and development	$112,528	$145,848	$378,442	$480,131
Selling and marketing	$9,371	$81,901	$(189,828)	$181,413
General and administrative	$206,932	$239,380	$959,392	$711,618
Total stock-based compensation expense	$447,605	$635,028	$1,512,292	$1,895,789

The Company’s stock-based compensation expense is based on the value of the portion of stock-based payment awards that are ultimately expected to vest. During the three months ended September 30, 2024 and 2023, stock-based compensation relating to stock-based awards granted to consultants was $40,993 and $149,434, respectively. During the nine months ended September 30, 2024 and 2023, stock-based compensation relating to stock-based awards granted to consultants was $152,010 and $411,602, respectively.

Restricted Stock Units

The Company grants Restricted Stock Units ("RSUs") to its employees for their services with a liquidity event requirement. The RSUs granted to employees vest over a period of time from the grant date and are subject to the participants continuing service to the Company over the period.

	RSUs
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2023	22,213	$208.80
RSUs granted	45,725	$5.38
RSUs vested	(51,507)	$20.37
RSUs forfeited	(9,811)	$95.42
Unvested at September 30, 2024	6,620	$198.87

The total grant date fair value of RSUs awarded was $246,000 and $1,709,217 for the nine months ended September 30, 2024 and 2023, respectively. The total grant date fair value of RSUs vested was $1,049,265 and $1,490,805 for the nine months ended September 30, 2024 and 2023, respectively.

As of September 30, 2024, total unrecognized stock-based compensation costs related to RSUs were $1,277,653, which are expected to be recognized over a remaining weighted average period of 1.53 years. As of September 30, 2024, all of the outstanding RSUs are expected to vest.

Stock Options

The Company's outstanding stock options generally expire 10 years from the date of grant and are exercisable when the options vest, generally over four years, the majority of which vest at a rate of 25% on the first anniversary of the grant date, with the remainder vesting ratably each month over the next three years. A summary of stock option activity is as follows:

	Number of Stock Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2023	188,865	$74.41	7.9	$—
Options granted	29,841	$5.46
Options exercised	—	$—
Options cancelled or forfeited	(33,064)	$151.39
Options outstanding at September 30, 2024	185,642	$49.61	8.3	$—
Options exercisable at September 30, 2024	96,311	$71.87	7.7	$—
Options vested and expected to vest at September 30, 2024	185,642	$49.61	8.3	$—

The weighted-average grant date fair value of options granted to employees and consultants was $5.46 and $0.50 per share for the nine months ended September 30, 2024 and 2023, respectively.

Aggregate intrinsic value represents the difference between the estimated fair value of the underlying Common Stock and the exercise price of outstanding, in-the-money options. The aggregate intrinsic value of options exercised was nil and $1,040 for the nine months ended September 30, 2024 and 2023, respectively.

As of September 30, 2024, total unrecognized stock-based compensation cost related to stock options was $898,238, which is expected to be recognized over a weighted-average period of 2.4 years.

Determining the appropriate fair value of stock based awards requires the input of subjective assumptions including the fair value of the Company’s Common Stock, the expected life of the option, and expected stock price volatility. The Company used the Black Scholes option pricing model to value its stock option awards.

The Company estimates the fair value of the options utilizing the Black-Scholes option pricing model, which is dependent upon several variables, including expected option term, expected volatility of the Company’s share price over the expected term, expected risk-free interest rate over the expected option term, and expected dividend yield rate over the expected option term, and actual forfeiture rates. A summary of the weighted-average assumptions the Company utilized for option grants are as follows:

	Nine Months Ended September 30,
	2024	2023
Expected term (in years)	4	1.0 - 5.0
Expected volatility	47.8% - 55.0%	44.9% - 47.4%
Risk-free interest rate	4.0% - 4.5%	3.8% - 5.4%
Expected dividend yield	0.0%	0.0%

Common Stock Issued for Services

During the three months ended September 30, 2024, the Company paid for certain services through the issuance of 12,500 fully vested common stock. The common stock awards are equity-classified, and compensation expense was recognized based on the fair value of the Company's common stock on the date of issuance. Stock-based compensation expense associated with the awards was immaterial for the nine months ended September 30, 2024.

NOTE 11. STOCK-BASED COMPENSATION

As of December 31, 2023, the Company had an active stock-based incentive compensation plan and an employee stock purchase plan: the 2022 Equity Incentive Plan (the “2022 Plan”) and the 2022 Employee Stock Purchase Plan (the “ESPP”). All new equity compensation grants are issued under these two plans; however, outstanding awards previously issued under inactive plans will continue to vest and remain exercisable in accordance with the terms of the respective plans.

The 2022 Plan provides for the grant of stock and stock-based awards including stock options, restricted stock, restricted stock units, performance awards, and stock appreciation rights. As of December 31, 2023, there are 4.1 million shares available for grant under the 2022 Plan and 0.4 million shares available for grant under the ESPP.

Stock-Based Compensation Expense

Total stock-based compensation expense recognized in the Company’s consolidated statements of operations is classified as follows:

	Year ended December 31,
	2023	2022
Cost of revenue	$640,847	$988,003
Research and development	617,386	143,439
Selling and marketing	266,675	46,299
General and administrative	965,501	1,184,599
Total stock-based compensation expense	$2,490,409	$2,362,340

The Company’s stock-based compensation expense is based on the value of the portion of stock-based payment awards that are ultimately expected to vest. During the years ended December 31, 2023 and 2022, stock-based compensation relating to stock-based awards granted to consultants was $458,174 and $961,040, respectively.

Restricted Stock Units

The Company grants Restricted Stock Units ("RSUs") to its employees for their services with a liquidity event requirement. The RSUs granted to employees vest over a period of time from the grant date and are subject to the participants continuing service to the Company over the period. The following table shows a summary of the Company's RSUs outstanding as of December 31, 2023 as well as activity the year then ended:

	RSUs
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2022	542,706	$6.11
RSUs granted	887,997	$1.92
RSUs vested	(391,651)	$4.42
RSUs forfeited	(150,679)	$1.47
Unvested at December 31, 2023	888,373	$5.22

The weighted average grant date fair value of RSUs granted to employees and consultants was $1.92 and $6.11 per share for the years ended December 31, 2023 and 2022, respectively. The total grant date fair value of RSUs awarded was $1,709,217 and $3,316,950 for the years ended December 31, 2023 and 2022, respectively. The total grant date fair value of RSUs vested was $1,730,895 and nil for the years ended December 31, 2023 and 2022, respectively.

As of December 31, 2023, total unrecognized stock-based compensation costs related to RSUs was $2,624,464, which is expected to be recognized over a remaining weighted average period of 1.6 years. As of December 31, 2023, all of the RSUs are expected to vest.

Stock Options

The Company's outstanding stock options generally expire 10 years from the date of grant and are exercisable when the options vest, generally over four years, the majority of which vest at a rate of 25% on the first anniversary of the grant date, with the remainder vesting ratably each month over the next three years. A summary of stock option activity is as follows:

	Number of Stock Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2022	3,133,270	$4.35	7.9	$5,484,316
Options granted	5,315,917	$0.48
Options exercised	(5,153)	$1.36
Options cancelled or forfeited	(896,284)	$2.27
Options outstanding at December 31, 2023	7,547,750	$1.86	7.9	$—
Options exercisable at December 31, 2023	2,954,137	$3.10	5.4	$—
Options vested and expected to vest at December 31, 2023	7,547,750	$1.86	7.9	$—

The weighted-average grant date fair value of options granted to employees and consultants was $0.48 and $1.44 per share for the years ended December 31, 2023 and 2022, respectively.

Aggregate intrinsic value represents the difference between the estimated fair value of the underlying Common Stock and the exercise price of outstanding, in-the-money options. The aggregate intrinsic value of options exercised was $1,040 and $2,319,018 for the years ended December 31, 2023 and 2022, respectively.

As of December 31, 2023, total unrecognized stock-based compensation cost related to stock options was $1,871,219, which is expected to be recognized over a weighted-average period of 2.3 years.

Determining the appropriate fair value of stock based awards requires the input of subjective assumptions including the fair value of the Company’s Common Stock, the expected life of the option, and expected stock price volatility. The Company used the Black Scholes option pricing model to value its stock option awards.

The Company estimates the fair value of the options utilizing the Black-Scholes option pricing model, which is dependent upon several variables, including expected option term, expected volatility of the Company’s share price over the expected term, expected risk-free interest rate over the expected option term, and expected dividend yield rate over the expected option term, and actual forfeiture rates. A summary of the assumptions the Company utilized for option grants during the years ended December 31, 2023 and 2022, respectively, are as follows:

	Year Ended December 31,
	2023	2022
Expected term (in years)	0.75-5.0	5.8
Expected volatility	44.9%-47.6%	42.0%
Risk-free interest rate	3.8%-5.5%	2.6%
Expected dividend yield	0.0%	0.0%